SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net (loss) / income	$ 1,058	$ (59,602)	$ (9,548)
Net cash provided by / (used in) operating activities	$ 1,882	$ (29,868)	$ (14,831)